Unvested Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Shares
Beginning balance	1,698,936
Granted	1,200,000
Vested	(1,436,869)
Forfeited	(111,545)
Ending balance	1,350,522	1,698,936
Weighted average Grant-date Fair Value
Beginning balance	$ 2.83
Granted	$ 1.14		$ 2.66
Vested	$ 2.18
Forfeited	$ 1.98
Ending balance	$ 2.09	$ 2.83